Financial Instruments - Disclosure of Financial Liabilities Current and Non-current (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Current	R$ 210,498	R$ 133,622
Trade payables	1,869	1,247
Labor and social security obligations	101,506	87,732
Loans and obligations	76,722	13,168
Lease liabilities	24,381	24,147
Accounts payable	6,020	7,328
Non-current	594,157	227,154
Lease liabilities	48,431	62,064
Labor and social security obligations	5,357	2,968
Loans and obligations	540,369	162,122
Financial liabilities	R$ 804,655	R$ 360,776